Dec. 18, 2019

Prospectus Supplement

John Hancock Investment Trust
John Hancock Alternative Risk Premia Fund (the fund)

Supplement dated December 18, 2019 to the current Prospectus, as may be supplemented

Effective immediately, the Annual fund operating expenses table and the Expense example table for the fund in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	A	C	I
Management fee	1.00	1.00	1.00
Distribution and service (Rule 12b-1) fees	0.25	1.00	0.00
Other expenses[1]	0.38	0.38	0.38
Total annual fund operating expenses	1.63	2.38	1.38
Contractual expense reimbursement[2]	-0.01	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	1.62	2.37	1.37

1	"Other expenses" have been estimated for the fund's first year of operations.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A		C	I
Shares		Sold	Not Sold
1 year	657	340	240	139
3 years	988	742	742	436

Prospectus Supplement

John Hancock Investment Trust
John Hancock Alternative Risk Premia Fund (the fund)

Supplement dated December 18, 2019 to the current Class NAV Prospectus, as may be supplemented

Effective immediately, the Annual fund operating expenses table and the Expense example table for the fund in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	1.00
Other expenses[1]	0.26
Total annual fund operating expenses	1.26
Contractual expense reimbursement[2]	-0.01
Total annual fund operating expenses after expense reimbursements	1.25

1	"Other expenses" have been estimated for the fund's first year of operations.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	127
3 years	399

Prospectus Supplement

John Hancock Investment Trust
John Hancock Alternative Risk Premia Fund (the fund)

Supplement dated December 18, 2019 to the current Prospectus, as may be supplemented

Effective immediately, the Annual fund operating expenses table and the Expense example table for the fund in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	1.00
Other expenses[1]	0.27
Total annual fund operating expenses	1.27
Contractual expense reimbursement[2]	-0.01
Total annual fund operating expenses after expense reimbursements	1.26

1	"Other expenses" have been estimated for the fund's first year of operations.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	128
3 years	402